Segmented information	12 Months Ended
Dec. 31, 2021
Operating Segments [Abstract]
Segmented information	Segmented information
For management purposes, the Company is organized into business units based on its products, services and geographical location and has five reportable segments as follows:
•Exchange listed products (reportable), which provides management services to the Company's closed-end physical trusts and exchange traded funds ("ETFs"), both of which are actively traded on public securities exchanges;
•Managed equities (reportable), which provides asset management and sub-advisory services to the Company's branded funds, fixed-term LPs and managed accounts;
•Lending (reportable), which provides lending and streaming activities through limited partnership vehicles;
•Brokerage (reportable), which includes the activities of our Canadian and U.S. broker-dealers;
•Corporate (reportable), which provides capital, balance sheet management and enterprise shared services to the Company's subsidiaries;
•All other segments (non-reportable), which do not meet the definition of reportable segments per IFRS 8.
Management monitors the operating results of its business units separately for the purpose of making decisions about resource allocation and performance assessment. Segment performance is evaluated based on earnings before interest expense, income taxes, amortization and impairment of intangible assets and goodwill, gains and losses on proprietary investments (as if such gains and losses had not occurred), foreign exchange gains and losses, one time non-recurring expenses, non-cash and non-recurring stock-based compensation, carried interest and performance fees and carried interest and performance fee payouts (adjusted base EBITDA).
Adjusted base EBITDA is not a measurement in accordance with IFRS and should not be considered as an alternative to net income or any other measure of performance under IFRS.
Transfer pricing between operating segments is performed on an arm's length basis in a manner similar to transactions with third parties.
The following tables present the operations of the Company's segments (in thousands $):
For the year ended December 31, 2021

	Exchange listed products	Managed equities	Lending	Brokerage	Corporate	Consolidation, elimination and all other segments	Consolidated
Total revenue	62,983	24,613	25,729	43,963	2,698	4,659	164,645
Total expenses	20,641	21,037	18,002	33,159	21,250	5,366	119,455
Income (loss) before income taxes	42,342	3,576	7,727	10,804	(18,552)	(707)	45,190
Adjusted base EBITDA	46,449	11,387	8,921	12,596	(16,071)	791	64,073
For the year ended December 31, 2020

	Exchange listed products	Managed equities	Lending	Brokerage	Corporate	Consolidation, elimination and all other segments	Consolidated
Total revenue	37,680	41,354	15,509	30,683	(7,214)	3,764	121,776
Total expenses	9,151	22,686	8,469	23,454	18,566	4,788	87,114
Income (loss) before income taxes	28,529	18,668	7,040	7,229	(25,780)	(1,024)	34,662
Adjusted base EBITDA	30,563	10,762	7,272	8,052	(13,722)	1,239	44,166

For geographic reporting purposes, transactions are primarily recorded in the location that corresponds with the underlying subsidiary's country of domicile that generates the revenue. The following table presents the revenue of the Company by geographic location (in thousands $):

	For the years ended
	Dec. 31, 2021	Dec. 31, 2020
Canada	146,616	95,962
United States	18,029	25,814
	164,645	121,776